Operating Leases - Schedule of Future Minimum Lease Payments Operating lease (Details)	Dec. 31, 2025 USD ($)
Schedule of Future Minimum Lease Payments Operating lease [Abstract]
2026	$ 209,767
2027	215,036
2028	220,460
2029	68,293
Total lease payments	713,556
Less imputed interest	(48,883)
Maturities of lease liabilities	$ 664,673